Derivative Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

During the six months ended June 30, 2026, the Company generated $6.53 million gross profit after absorbing $2.13 million in unrealized derivative losses within cost of revenue.

To provide full transparency, these losses stem entirely from our ongoing risk-management program—specifically, purchasing derivative instruments which are classified as non-designated derivatives, to manage fuel price volatility as part of our ordinary course of business activity. These are strictly non-speculative hedging activities designed to protect our operational margins against market fuel price fluctuation; the Company only purchases derivatives when there is a mismatch in the pricing mechanism between the term contracts from the supplier and the customer.

The Company values its derivative instruments using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques.